Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001828723
Document Type	8-K/A
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K of Altus Power, Inc., a Delaware corporation (the “Company”), filed on December 13, 2021, as previously amended in Amendment No. 1 on Form 8-K/A, filed on December 13, 2021 (the amendment, together with the initial 8-K, the “Original Reports”). The company is filing this Amendment No. 2 solely for the purpose of amending and restating Item 9.01 in its entirety to correct an inadvertent omission of the unaudited financial statements of TGCOP HoldCo, LLC for the six months ended June 30, 2021, and the related notes thereto (the “Quarterly True Green Financial Statements”) from the disclosure contained in Item 9.01(a) in the Original Reports and to file Exhibit 99.9 containg such Quartely Financial Statements. Other than as set forth in this Explanatory Note, this Amendment No. 2 does not amend, modify or update the disclosures contained in the Original Reports. Terms used in this Amendment No. 2 but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the Original Reports.
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	AMPS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.00
Trading Symbol	AMPS WS
Security Exchange Name	NYSE